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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5785
Colonial Investment Grade Municipal Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Colonial Investment Grade Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 143.5%
EDUCATION – 12.2%
		Shares	Value ($)
Education – 8.6%
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.500% 04/01/24	155,000	164,455
IL Chicago State University
	Series 1998,
	Insured: MBIA
	5.500% 12/01/23	1,085,000	1,292,745
MA Development Finance Agency
	Western New England College,
	Series 2002,
	6.125% 12/01/32	315,000	340,118
MN University of Minnesota
	Series 1996 A,
	5.750% 07/01/14	500,000	580,285
	Series 1999 A,
	5.500% 07/01/21	2,000,000	2,370,040
NY St. Lawrence County Industrial Development Agency
	St. Lawrence University,
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/13	1,465,000	1,584,368
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	500,000	506,825
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College Project, Refunding,
	Series 1996
	Insured: AMBAC
	6.000% 12/01/16	1,575,000	1,870,612
TX Texas Tech University
	Series 1999,
	Insured: AMBAC
	5.000% 02/15/29	2,500,000	2,602,825
Education Total			11,312,273
Prep School – 1.1%
MA Industrial Finance Agency
	Tabor Academy,
	Series 1998,
	5.400% 12/01/28	1,000,000	1,038,660
NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	5.400% 06/01/17	365,000	378,549
Prep School Total			1,417,209
Student Loan – 2.5%
CT Higher Education Supplemental Loan Authority
	Senior Family Education Loan Program,
	Series A,
	Insured: MBIA
	4.250% 11/15/19	1,700,000	1,689,154
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA
	6.450% 06/01/18	1,500,000	1,550,160
Student Loan Total			3,239,314
EDUCATION TOTAL			15,968,796
HEALTH CARE – 25.2%
Continuing Care Retirement – 6.3%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	350,000	389,063
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	5.000% 12/01/16	860,000	905,047
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.750% 12/01/23	250,000	267,760
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	500,000	553,665
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	175,000	179,324
GA Fulton County Residential Care Facilities Authority
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	250,000	254,660
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	250,000	268,090
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	250,000	265,505

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	5.875% 05/01/21	500,000	521,280
MO Cole County Industrial Development Authority
	Lutheran Senior Services, Heisinger Project,
	Series 2004,
	5.500% 02/01/35	500,000	529,125
NC Medical Care Commission
	United Methodist Retirement Home, Inc.,
	Series 2005 C,
	5.250% 10/01/24 (a)	250,000	252,900
NJ Economic Development Authority
	Lions Gate:
	Series 2005 A,
	5.750% 01/01/25	310,000	320,506
	5.875% 01/01/37	100,000	102,866
	Winchester Gardens:
	Series 2004 A,
	5.750% 11/01/24	350,000	374,398
	5.800% 11/01/31	250,000	264,658
PA Chartiers Valley Industrial & Commercial Development Authority
	Friendship Village/South,
	Series 2003 A,
	5.250% 08/15/13	500,000	516,055
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	250,000	267,057
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.250% 02/01/35	300,000	316,932
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village Project,
	Series 2004 A,
	6.250% 02/15/32	250,000	255,500
TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	150,000	162,462
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center,
	Series 2003 A,
	7.000% 11/15/33	500,000	535,770

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
VA Winchester Industrial Development Authority
	Westminster Canterbury,
	Series 2005 A,
	5.300% 01/01/35	250,000	253,400
WI Health & Educational Facilities Authority
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	150,000	151,193
	Three Pillars Senior Living Communities,
	Series 2003,
	5.600% 08/15/23	300,000	313,812
Continuing Care Retirement Total			8,221,028
Health Services – 0.4%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998 B,
	5.375% 01/01/29	250,000	253,448
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	250,000	309,027
Health Services Total			562,475
Hospitals – 15.0%
AR Washington County
	Washington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	400,000	405,988
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	200,000	212,328
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	1,000,000	1,065,430
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	250,000	246,635
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	500,000	523,680
CO Health Facilities Authority
	Parkview Medical Center,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2004,
	5.000% 09/01/25	250,000	257,135
	Vail Valley Medical Center Project,
	Series 2004,
	5.000% 01/15/20	250,000	261,210
DE Health Facilities Authority
	Beebe Medical Center,
	Series 2004 A,
	5.000% 06/01/16	500,000	527,130
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 C,
	Insured: MBIA

	6.250% 10/01/13	720,000	849,715
	Series 1999,
	6.000% 10/01/26	175,000	186,414
	Series 2002,
	5.750% 12/01/32	150,000	161,670
FL South Broward Hospital District
	Series 2002,
	5.625% 05/01/32	1,000,000	1,082,960
GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,
	Series 2004,
	5.000% 12/01/26	350,000	361,291
IL Development Finance Authority
	Adventist Health System,
	Series 1999,
	5.500% 11/15/20	900,000	950,031
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,
	5.375% 08/15/15	380,000	396,408
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	150,000	161,259
KS University Hospital Authority
	Kansas University Health System,
	Series 2002,
	5.625% 09/01/32	500,000	526,405
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	500,000	515,985
MA Health & Educational Facilities Authority
	Milford-Whitinsville Regional Hospital,
	Series 1998 C,
	5.750% 07/15/13	500,000	523,830
	South Shore Hospital,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 1999 F,
	5.750% 07/01/29	1,000,000	1,047,250
MD Health & Educational Facilities Authority
	Lifebridge Health,
	Series 2004 A,
	5.125% 07/01/34	250,000	261,085
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare:
	Series 2003 A,
	5.000% 01/01/16	250,000	260,355
	5.750% 01/01/25	250,000	270,632
	University of Maryland Medical System,
	Series 2000,
	6.750% 07/01/30	250,000	280,700
MI Hospital Finance Authority
	Oakwood Obligated Group,
	Series 2003,
	5.500% 11/01/18	400,000	433,596
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,:
	5.150% 11/15/20(a)	250,000	259,208
	Series 1993 B,
	6.625% 11/01/17	230,000	230,860
	Series 2001 A,
	5.700% 11/01/15	250,000	259,988
MT Facilities Finance Authority
	Montana’s Children’s Home and Hospital,
	Series 2005 B,
	4.750% 01/01/24	250,000	257,010
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	500,000	539,210
NJ Health Care Facilities Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	350,000	380,999
NV Henderson
	Catholic Healthcare West:
	Series 1998,
	5.375% 07/01/26	250,000	257,440
	Series 1999 A,
	6.750% 07/01/20	500,000	558,835
NY Dormitory Authority
	Mount Sinai Hospital, NYU Hospitals Center and Hospital for Joint Diseases Orthopedic Institute:

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2000,

	5.500% 07/01/26	300,000	306,246
	5.500% 07/01/26	200,000	204,154
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	100,000	106,932
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	385,000	419,134
RI Health & Education Building Corp.
	Hospital Foundation, Lifespan Obligated Group,
	6.375% 08/15/21	500,000	560,835
SC Jobs-Economic Development Authority
	Bon Secours Health Systems, Inc.,
	Series 2002 A,
	5.500% 11/15/23	500,000	532,660
SC Lexington County Health Services District
	Lexington Medical Center Project, Refunding,
	Series 2003,
	5.500% 11/01/23	500,000	536,295
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	250,000	263,865
TX Comal County Health Facilities Development Authority
	McKenna Memorial,
	Series 2002 A,
	6.250% 02/01/32	500,000	539,915
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/19	1,000,000	1,106,930
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	175,000	195,311
	Fort Healthcare, Inc.,
	5.375% 05/01/18	385,000	410,780
Hospitals Total			19,695,729
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	460,000	433,394
MA Development Finance Agency

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Intermediate Care Facilities – (continued)
	Evergreen Center, Inc.,
	Series 2005,
	5.000% 01/01/24	250,000	252,397
Intermediate Care Facilities Total			685,791
Nursing Homes – 3.0%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	500,000	493,085
CO Health Facilities Authority
	Pioneer Health Care,
	Series 1989,
	10.500% 05/01/19	1,540,000	1,199,290
DE Economic Development Authority
	Churchman Village Project,
	Series 1991 A,
	10.000% 03/01/21	865,000	875,778
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	750,000	789,930
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31	540,000	520,247
WI Health & Educational Facilities Authority
	Metro Health Foundation, Inc.,
	Series 1993,
	11.000% 11/01/22 (b)	966,819	97
Nursing Homes Total			3,878,427
HEALTH CARE TOTAL			33,043,450
HOUSING – 10.5%
Assisted Living / Senior – 1.1%
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1998,
	6.125% 01/01/28	500,000	467,835
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	527,165
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living / Senior – (continued)
	Series 1994,
	9.000% 11/01/24	460,000	446,513
Assisted Living / Senior Total			1,441,513
Multi – Family – 6.4%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	500,000	516,765
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	500,000	506,690
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	250,000	254,090
MA Housing Finance Agency
	Series 2004 A, AMT:
	Insured: FSA
	5.250% 07/01/25	2,000,000	2,076,560
	Series 2005 B,
	5.000% 06/01/30	455,000	472,276
	Series 2005 E, AMT,
	5.000% 12/01/28	250,000	254,993
ME Housing Authority
	Series 2005 A-2, AMT,
	Insured: FSA
	4.950% 11/15/27	500,000	509,170
MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A, AMT,
	10.250% 07/15/19	775,000	736,250
	Series 1989 B, AMT,
	(c) 07/15/19	668,000	210,447
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	305,000	317,285
NJ Middlesex County Improvement Authority
	Street Student Housing Project,
	Series 2004 A,
	5.000% 08/15/18	300,000	315,468
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	500,000	500,090
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	8.500% 12/01/16 (g)	227,741	226,279
TN Chattanooga Health, Educational & Housing Facility Board
	CDFI Phase I LLC Project
	Series 2005,
	5.000% 10/01/25	500,000	502,340
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Insured: GNMA
	5.050% 11/20/37	1,040,000	1,063,826
Multi - Family Total			8,462,529
Single – Family – 3.0%
CO Housing Finance Authority
	Series 2000 B-2, AMT,
	7.250% 10/01/31	100,000	102,116
IL Chicago
	Series 2000 A, AMT,
	Guarantor: FNMA
	7.150% 09/01/31	35,000	35,882
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35(a)	750,000	755,505
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	1,500,000	1,507,995
MT Board of Housing
	Series 2005 A, AMT,
	5.000% 06/01/36	1,000,000	1,023,550
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	500,000	503,330
Single - Family Total			3,928,378
HOUSING TOTAL			13,832,420
INDUSTRIALS – 3.1%
Food Products – 1.0%
MI Strategic Fund
	Michigan Sugar Co., Carrollton Project,
	Series 1998 C, AMT,
	6.550% 11/01/25	250,000	242,010
NE Washington County Waste Water Facilities Authority
	Cargill, Inc.,
	Series 2002, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Food Products – (continued)
	5.900% 11/01/27	1,000,000	1,100,280
Food Products Total			1,342,290
Forest Products & Paper – 1.1%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	275,000	302,819
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	500,000	508,985
FL Escambia County Environmental Improvement Authority
	Series 2003 A, AMT,
	5.750% 11/01/27	250,000	261,487
MS Lowndes County
	Weyerhaeuser Co. Project,
	Series 1992 B,
	6.700% 04/01/22	325,000	399,571
Forest Products & Paper Total			1,472,862
Manufacturing – 0.2%
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	250,000	281,105
Manufacturing Total			281,105
Oil & Gas – 0.8%
NJ Middlesex County Pollution Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	175,000	187,644
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	250,000	270,083
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	250,000	285,607
VI Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
	6.125% 07/01/22	200,000	221,046
Oil & Gas Total			964,380
INDUSTRIALS TOTAL			4,060,637
OTHER – 8.5%
Other – 0.5%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(c) 06/01/08	700,000	614,306
Other Total			614,306
Pool / Bond Bank – 1.4%
KS Development Finance Authority
	Water Pollution Control,
	5.500% 11/01/17	1,125,000	1,315,856
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	500,000	507,150
Pool / Bond Bank Total			1,823,006
Refunded / Escrowed(d) – 5.4%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	500,000	567,445
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Escrowed to Maturity,
	Series 1996 C,
	Insured: MBIA
	6.250% 10/01/13	1,740,000	2,078,361
IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	575,950
MI Garden City School District
	Series 2001,
	Insured: QSBLF
	5.500% 05/01/16	325,000	359,362
MO Health & Educational Facilities Authority
	Central Institute for the Deaf,
	Series 1999,
	Pre-refunded 01/01/10

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(d) – (continued)
	Insured: RAD
	5.850% 01/01/22	600,000	648,432
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	45,000	47,847
NC Municipal Power Agency
	Catawba No. 1,
	Escrowed to Maturity,
	Series 1986,
	5.000% 01/01/20	1,670,000	1,875,477
NY New York City
	Series 1997 A,
	Pre-refunded: 08/01/06,
	7.000% 08/01/07	80,000	84,215
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,

	9.750% 08/01/19	390,000	451,823
	Series 1992 C,
	Pre-refunded 08/01/12,

	9.750% 08/01/19	395,000	457,615
Total Refunded / Escrowed			7,146,527
Tobacco – 1.2%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	750,000	837,090
SC Tobacco Settlement Financing Corp.
	Series 2001 B,
	6.375% 05/15/28	400,000	431,436
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.375% 06/01/32	250,000	273,355
Tobacco Total			1,541,881
OTHER TOTAL			11,125,720
OTHER REVENUE – 3.0%
Hotels – 0.6%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	285,000	288,383

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Hotels – (continued)
NJ Middlesex County Improvement Authority
	Heldrich Associates, LLC,
	Series 2005 B,
	6.250% 01/01/37	500,000	503,970
Hotels Total			792,353
Recreation – 1.6%
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15 (g)	110,000	113,993
	8.750% 10/01/19 (g)	390,000	404,309
DC District of Columbia
	Smithsonian Institute,
	Series 1997,
	5.000% 02/01/28	1,000,000	1,024,220
FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,
	10.000% 10/01/33 (g)	500,000	550,500
Recreation Total			2,093,022
Retail – 0.8%
MN International Falls
	Boise Cascade Corp. Project,
	Series 1999, AMT,
	6.850% 12/01/29	500,000	542,935
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	500,000	512,300
Retail Total			1,055,235
OTHER REVENUE TOTAL			3,940,610
RESOURCE RECOVERY – 3.0%
Disposal – 1.2%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	500,000	523,510
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc. Project,
	Series 1994,
	9.000% 09/01/05	45,000	45,000
MI Strategic Fund
	Waste Management, Inc.,
	Series 1995, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
	5.200% 04/01/10	500,000	527,345
OH Solid Waste
	Republic Services,
	Series 2004, AMT,
	4.250% 04/01/33	500,000	495,730
Disposal Total			1,591,585
Resource Recovery – 1.8%
MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,
	5.450% 12/01/12	1,250,000	1,282,838
PA Delaware County Industrial Development Authority
	BFI,
	Series 1997 A,
	6.100% 07/01/13	1,000,000	1,051,470
Resource Recovery Total			2,334,308
RESOURCE RECOVERY TOTAL			3,925,893
TAX - BACKED – 50.2%
Local Appropriated – 4.8%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	500,000	521,910
CA Los Angeles County
	Series 1999 A,
	Insured: AMBAC
	(c) 08/01/21	2,135,000	1,056,355
MN Andover Economic Development Authority
	Andover Community Center,
	5.000% 02/01/19	600,000	633,714
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	335,000	341,211
MO St. Louis Industrial Development Finance Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(c) 07/15/18	300,000	174,810
SC Berkeley County School District
	Series 2003,
	5.000% 12/01/28	500,000	516,690
SC Dorchester County School District No. 2
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local Appropriated – (continued)
	5.250% 12/01/29	250,000	263,268
SC Lancaster Educational Assistance Program
	Lancaster County School District,
	Series 2004,
	5.000% 12/01/26	550,000	564,300
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	350,000	363,755
TX Houston Independent School District
	Series 1999 A,
	Insured: AMBAC
	(c) 09/15/13	2,500,000	1,827,225
Local Appropriated Total			6,263,238
Local General Obligation – 16.1%
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(c) 08/01/19	1,350,000	743,742
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/22	1,000,000	1,300,190
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 08/01/25	2,000,000	2,454,040
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	250,000	315,512
CO Highlands Ranch Metropolitan District
	Series 1996,
	Insured: CGIC
	6.500% 06/15/11	1,375,000	1,600,569
IL Chicago
	Series 1995 A-2,
	Insured: AMBAC
	6.250% 01/01/14	1,480,000	1,755,428
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	1,000,000	1,184,800
	Series 2001 A,
	Insured: MBIA
	(c) 01/01/15	3,000,000	2,054,040
IL Hoffman Estates Park District
	Debt Certificates,
	5.000% 12/01/16	500,000	535,115

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligation – (continued)
IL St. Clair County Public Building Commission
	Series 1997 B,
	Insured: FGIC
	(c) 12/01/13	2,000,000	1,456,260
IL St. Clair County
	Series 1999,
	Insured: FGIC
	(c) 10/01/16	2,000,000	1,265,820
IL Will County School District No. 17
	Series 2001,
	Insured: AMBAC
	8.500% 12/01/15	1,400,000	1,967,770
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,000,000	1,142,840
NY New York City
	Series 2003 J,
	5.500% 06/01/18	500,000	551,975
OH Kenston Local School District
	Series 2003,
	Insured: MBIA
	5.000% 12/01/23	1,000,000	1,081,230
TX Brenham
	Series 2001,
	Insured: FSA
	5.375% 08/15/16	1,040,000	1,145,758
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	500,000	523,290
Local General Obligations Total			21,078,379
Special Non-property Tax – 6.4%
FL Tampa Sports Authority
	Tampa Bay Arena Project,
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	1,000,000	1,238,390
KS Wyandotte County Unified Government
	Series 2005,
	5.000% 12/01/20	100,000	102,903
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.750% 06/15/29	500,000	540,020
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/15	1,000,000	1,151,720

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non-property Tax – (continued)
NY Local Government Assistance Corp.
	Series 1993 E,
	5.000% 04/01/21	3,000,000	3,334,230
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.000% 11/15/26	1,960,000	2,075,248
Special Non - Property Tax Total			8,442,511
Special Property Tax – 4.0%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	300,000	316,434
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	500,000	532,330
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	500,000	513,115
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	245,000	262,302
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	330,000	360,548
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	500,000	510,450
	Series 2004 B,
	5.000% 05/01/09	250,000	251,840
GA Atlanta
	Eastside Project,
	Series 2005 A, AMT,
	5.625% 01/01/16	400,000	411,692
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	610,000	644,343
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	225,000	239,359

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
IL Plano Special Service Area No. 4 Special Tax
	Series 2005 5-B,
	6.000% 03/01/35	750,000	754,935
MO Riverside
	L-385 Levee Project,
	Series 2004,
	5.250% 05/01/20	500,000	519,560
Special Property Tax Total			5,316,908
State Appropriated – 11.2%
IN Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	2,820,000	3,382,646
KY Property & Buildings Commission
	Project No. 73,
	Series 2001,
	5.500% 11/01/14	455,000	506,392
NY Dormitory Authority
	City University, Series 1993 A,
	5.750% 07/01/18	5,000,000	5,847,800
	State University,
	Series 2000 C,
	Insured: FSA

	5.750% 05/15/17	1,000,000	1,188,020
NY Urban Development Corp.
	5.600% 04/01/15	1,000,000	1,134,660
UT Building Ownership Authority
	Facilities Master Lease,
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	1,750,000	2,042,950
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/18	500,000	570,075
State Appropriated Total			14,672,543
State General Obligations – 7.7%
CA State
	Series 1995,
	5.750% 03/01/19	70,000	71,111
DC District of Columbia
	Series 1999 A,
	Insured: FSA
	5.375% 06/01/18	890,000	960,497
MA State
	Series 1998 C,
	5.250% 08/01/17	1,000,000	1,137,890

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
NJ State
	Series 2001 H,
	Insured: MBIA
	5.250% 07/01/16	2,000,000	2,276,440
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,:
	Series 1995,
	Insured: MBIA
	6.250% 07/01/12	1,000,000	1,177,760
	6.250% 07/01/13	750,000	895,305
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,173,280
	Series A, GO,
	5.000% 07/01/30	300,000	321,285
TX State
	Series 1999 ABC,
	5.500% 08/01/35	2,000,000	2,142,120
Total State General Obligations			10,155,688
TAX – BACKED TOTAL			65,929,267
TRANSPORTATION – 10.5%
Air Transportation – 2.7%
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	250,000	264,457
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.,
	Series 2001 A, AMT,
	7.000% 04/01/25	350,000	313,565
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27 (e)	500,000	323,355
	Series 2000, AMT,
	7.750% 02/01/28 (e)	500,000	364,295
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT,
	6.250% 09/15/19	900,000	825,984
NY Port Authority of New York & New Jersey
	JFK International Air Terminal,
	Series 1997, AMT,
	Insured: MBIA
	6.250% 12/01/08	1,000,000	1,084,140

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
TX Houston Industrial Development Corp.
	United Parcel Services,
	Series 2002, AMT,
	6.000% 03/01/23	375,000	393,735
Air Transportation Total			3,569,531
Airports – 0.9%
MA Port Authority
	Series 1999, IFRN,
	Insured: FGIC
	8.916% 07/01/29 (g)	1,000,000	1,216,000
Airports Total			1,216,000
Toll Facilities – 4.5%
CA Foothill/Eastern Transportation Corridor Agency
	Series 1995 A,
	5.000% 01/01/35 (f)	1,000,000	964,170
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(c) 01/15/15	2,000,000	1,377,540
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	500,000	541,075
NH Turnpike Systems
	Series 1991 C, IFRN,
	Insured: FGIC
	11.230% 11/01/17	1,000,000	1,126,600
NY Thruway Authority
	Second General HIghway & Bridge Trust Fund,
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20(a)	1,540,000	1,813,920
Toll Facilities Total			5,823,305
Transportation – 2.4%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	1,000,000	1,416,080
NV Department of Business & Industry
	Las Vegas Monorail Project:
	Series 2000,
	7.375% 01/01/30	250,000	263,778
	7.375% 01/01/40	250,000	262,645
OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc.,
	Series 1992,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	6.450% 12/15/21	1,000,000	1,172,460
Transportation Total			3,114,963
TRANSPORTATION TOTAL			13,723,799

		Par ($)	Value ($)
UTILITIES – 17.3%
		Shares	Value ($)
Independent Power Producers – 1.6%
MI Midland County Economic Development Corp.
	Series 2000 A, AMT,
	6.875% 07/23/09	600,000	628,950
NY Suffolk County Industrial Development Authority
	Nissequogue Cogenaration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	554,713
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	125,000	135,767
PA Economic Development Financing Authority
	Colver Project,
	Series G
	Insured: Not Applicable
	5.125% 12/01/15	425,000	427,779
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Facilities Authority
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	320,000	347,210
Independent Power Producers Total			2,094,419
Investor Owned – 10.5%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric,
	Series 1996, AMT,
	5.500% 12/01/21	625,000	677,769
FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,
	5.850% 12/01/30	500,000	516,675
IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: MBIA
	5.400% 08/01/17	2,500,000	2,836,725

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
MI Strategic Fund
	Detroit Edison Co.,
	Series 1998 A, AMT,
	Insured: MBIA
	5.550% 09/01/29	3,000,000	3,196,110
MS Business Finance Corp.
	Systems Energy Resources Project,
	Series 1998,
	5.875% 04/01/22	1,000,000	1,027,990
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	150,000	156,720
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	250,000	250,043
	Series 1997 A, AMT,
	5.900% 11/01/32	250,000	250,085
OH Air Quality Development Authority
	Cleveland Electric Illuminating Company,
	Series 2002 A,
	6.000% 12/01/13	650,000	687,602
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	200,000	216,356
TX Brazos River Authority
	TXU Electric Co.,
	Series 1999, AMT,
	7.700% 04/01/33	250,000	300,757
	TXU Energy Co. LLC,:
	Series 2001 C, AMT,
	5.750% 05/01/36	100,000	106,826
	Series 2003 C, AMT,
	6.750% 10/01/38	270,000	302,041
TX Matagorda County Navigation District No. 1
	Houston Light & Power Co.,
	Series 1997, AMT,
	Insured: AMBAC
	5.125% 11/01/28	2,000,000	2,230,660
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	500,000	519,955
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	500,000	489,195
Investor Owned Total			13,765,509

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 3.7%
MA Municipal Wholesale Electric Co.
	Power Supply System, Project 6-A,
	Series 2001,
	Insured: MBIA
	5.250% 07/01/14	1,000,000	1,106,820
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	285,000	307,786
NC Municipal Power Agency
	Catawba Electric No. 1:
	Series 1998 A,
	Insured: MBIA

	5.500% 01/01/15	640,000	730,189
	Series 2003 A,
	Insured: MBIA

	5.250% 01/01/18	2,500,000	2,751,825
Joint Power Authority Total			4,896,620
Water & Sewer – 1.5%
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24	135,000	125,426
WA King County
	Series 1999,
	Insured: FGIC
	5.250% 01/01/30	1,750,000	1,855,945
Water & Sewer Total			1,981,371
UTILITIES TOTAL			22,737,919
	Total Municipal Bonds (cost of $176,568,839)		188,288,511

		Shares	Value ($)
Municipal Preferred Stocks – 1.3%
HOUSING – 1.3%
Multi - Family – 1.3%
Charter Mac Equity Issuer Trust.
	AMT:
	6.300% 04/30/19	500,000	553,035
	7.600% 11/30/10(g)	500,000	570,585

		Shares	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi - Family – (continued)
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(g)	500,000	520,465
Multi - Family Total			1,644,085
HOUSING TOTAL			1,644,085
	Total Municipal Preferred Stocks (cost of $1,500,000)		1,644,085
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	135	135
	Total Investment Company (cost of $135)		135

		Par ($)	Value ($)
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES (h) – 1.4%
FL Pinellas County Health Facilities Authority
	All Childrens Hospital, Mease Health Care, and Metropolitan General Hospital,
	Insured: AMBAC
	LOC: Wachovia Bank N.A.
	2.340% 12/01/15	500,000	500,000
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation,
	Series 1996,
	2.560% 11/01/16	100,000	100,000
IN Educational Facilities Authority
	DePauw University,
	LOC: Northern Trust Co.
	2.320% 07/01/32	100,000	100,000
MN Cohasset
	Power & Light Co. Project,
	Series 1997 A,
	2.320% 06/01/20	1,000,000	1,000,000
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	LOC: Wells Fargo Bank
	2.370% 11/01/15	100,000	100,000
MO Health & Educational Facilities Authority
	Bethesda Health Group of St. Louis, Inc.,
	Series 2001 A,
	2.370% 08/01/31	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			1,900,000
	Total Short-Term Obligations (cost of $1,900,000)		1,900,000

Total Investments – 146.2% (cost of $179,968,974)(i)(j)	191,832,731

Auction Preferred Shares plus cumulative unpaid distributions – (45.7)%	(60,016,827)

Other Assets & Liabilities, Net – (0.5)%	(610,979)

Net Assets Applicable to Common Shareholders– 100.0%	131,204,925

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of this security represents 0.0% of net assets.

(c)	Zero coupon bond.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At August 31, 2005, the value of these securities amounted to $687,650, which represents 0.5% of net assets.

(f)	A portion of the security with a market value of $925,603 is pledged as collateral for open futures contracts.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to $3,602,131, which represents 2.7% of net assets.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2005.

(i)	Cost for federal income tax purposes is $179,968,974.

(j)	Unrealized appreciation and depreciation at August 312005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,917,998	$(5,054,241)	$11,863,757

At August 31, 2005, the Trust held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-year U.S. Treasury
Notes	176	$19,725,750	$19,722,224	Dec-2005	$(3,526)
U.S. Treasury Bonds	175	$20,655,469	$20,463,853	Dec-2005	(191,616)
					$(195,142)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guarantee Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit/Line of Credit
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Investment Grade Municipal Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005